SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	3 years 3 months 10 days	4 years 6 months
Number of Options Outstanding	21,944	23,858	31,604
Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	21,944
Number of Options Exercisable	21,944
Exercise price one [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	3 years 29 days
Number of Options Outstanding	10,464
Number of Options Exercisable	10,464
Exercise price two [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	3 years 6 months 25 days
Number of Options Outstanding	160
Number of Options Exercisable	160
Exercise price three [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 96.25
Remaining Contractual Life (years)	3 years 6 months 25 days
Number of Options Outstanding	4,400
Number of Options Exercisable	4,400
Exercise price four [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 62.50
Remaining Contractual Life (years)	4 years 1 month 20 days
Number of Options Outstanding	1,280
Number of Options Exercisable	1,280
Exercise price five [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 330.00
Remaining Contractual Life (years)	4 years 3 months 29 days
Number of Options Outstanding	1,200
Number of Options Exercisable	1,200
Exercise price six [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 253.75
Remaining Contractual Life (years)	4 years 6 months 21 days
Number of Options Outstanding	3,240
Number of Options Exercisable	3,240
Exercise price seven [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 09, 2023
Expiry Date	Nov. 09, 2033
Exercise Price | $ / shares	$ 15.75
Remaining Contractual Life (years)	7 years 1 month 6 days
Number of Options Outstanding	1,200
Number of Options Exercisable	1,200